Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,483,718	$ 2,208,699
Accumulated Amortization	1,827,563	1,805,813
Goodwill gross carrying amount	1,958,837	1,800,130
Goodwill accumulated amortization	253,536	253,536
Customer Lists and Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	553,263	513,832
Accumulated Amortization	$ 480,418	477,006
Customer Lists and Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	7 years
Customer Lists and Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	10 years
Non-competition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 64,538	64,514
Accumulated Amortization	$ 63,521	63,453
Non-competition Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Non-competition Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Site Locations [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,851,909	1,616,345
Accumulated Amortization	$ 1,270,085	1,251,825
Site Locations [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 14,008	14,008
Accumulated Amortization	$ 13,539	$ 13,529
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	5 years
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years